Summary of Significant Accounting Policies (Income Taxes) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Income Tax Examination, Penalties from Examination	$ 11
Income Tax Examination, Year under Examination	2011	2010	2009